Loans	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans

Note 4. Loans

The composition of loans, net at December 31, 2016 and 2015 is as follows (in thousands):

	2016	2015
Real Estate:
Land Development and Construction	$23,793	$33,133
Farmland	18,175	23,293
1-4 Family Mortgages	97,812	104,046
Commercial Real Estate	180,880	180,691

Total Real Estate Loans	320,660	341,163

Business Loans:
Commercial and Industrial Loans	53,761	61,425
Farm Production and Other Farm Loans	765	1,055

Total Business Loans	54,526	62,480

Consumer Loans:
Credit Cards	1,156	1,061
Other Consumer Loans	18,310	25,564

Total Consumer Loans	19,466	26,625

Total Gross Loans	394,652	430,268

Unearned Income	(601)	(686)
Allowance for Loan Losses	(3,903)	(6,474)

Loans, net	$390,148	$423,108

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value (“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $38.0 million and $37.3 million of the loans outstanding at December 31, 2016 and December 31, 2015, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2016 is presented in the following table.

Balance outstanding at December 31, 2015	$2,396,191

Principal additions	155,000

Principal reductions	(2,230,765)

Balance outstanding at December 31, 2016	$320,426

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows (in thousands):

	2016	2015
Real Estate:
Land Development and Construction	$133	$75
Farmland	234	158
1-4 Family Mortgages	1,954	2,464
Commercial Real Estate	6,293	11,662

Total Real Estate Loans	8,614	14,359

Business Loans:
Commercial and Industrial Loans	239	28

Total Business Loans	239	28

Consumer Loans:
Other Consumer Loans	26	36

Total Consumer Loans	26	36

Total Nonaccrual Loans	$8,879	$14,423

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $651,560, $732,268 and $819,524 in 2016, 2015 and 2014, respectively.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2016 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$208	$78	$286	$23,507	$23,793	$—
Farmland	584	65	649	17,526	18,175	—
1-4 Family Mortgages	2,993	596	3,589	94,223	97,812	179
Commercial Real Estate	6,491	185	6,676	174,204	180,880	—

Total Real Estate Loans	10,276	924	11,200	309,460	320,660	179

Business Loans:
Commercial and Industrial Loans	66	186	252	53,509	53,761	—
Farm Production and Other Farm Loans	—	—	—	765	765	—

Total Business Loans	66	186	252	54,274	54,526	—

Consumer Loans:
Credit Cards	7	3	10	1,146	1,156	—
Other Consumer Loans	788	27	815	17,495	18,310	27

Total Consumer Loans	795	30	825	18,641	19,466	27

Total Loans	$11,137	$1,140	$12,277	$382,375	$394,652	$206

An age analysis of past due loans, segregated by class of loans, as of December 31, 2015 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$1,126	$21	$1,147	$31,986	$33,133	$21
Farmland	947	4	951	22,342	23,293	4
1-4 Family Mortgages	5,131	573	5,704	98,342	104,046	—
Commercial Real Estate	4,015	6,748	10,763	169,928	180,691	—

Total Real Estate Loans	11,219	7,346	18,565	322,598	341,163	25

Business Loans:
Commercial and Industrial Loans	245	12	257	61,168	61,425	12
Farm Production and Other Farm Loans	12	—	12	1,043	1,055	—

Total Business Loans	257	12	269	62,211	62,480	12

Consumer Loans:
Credit Cards	12	9	21	1,040	1,061	9
Other Consumer Loans	1,017	30	1,047	24,517	25,564	30

Total Consumer Loans	1,029	39	1,068	25,557	26,625	39

Total Loans	$12,505	$7,397	$19,902	$410,366	$430,268	$76

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms on those loans in excess of $100,000. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2016	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	163	—	163	163	28	119
1-4 Family Mortgages	1,448	—	1,448	1,448	252	2,276
Commercial Real Estate	5,327	—	5,327	5,327	469	8,495

Total Real Estate Loans	6,938	—	6,938	6,938	749	10,890

Business Loans:
Commercial and Industrial Loans	126	—	126	126	38	33
Farm Production and Other Farm Loans	—	—	—	—	—	—

Total Business Loans	126	—	126	126	38	33

Total Loans	$7,064	$—	$7,064	$7,064	$787	$10,923

2015	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$75	$—	$75	$75	$75	$85
Farmland	679	69	610	679	54	739
1-4 Family Mortgages	3,103	1,754	1,349	3,103	183	2,829
Commercial Real Estate	11,662	1,409	10,253	11,662	2,685	10,552

Total Real Estate Loans	15,519	3,232	12,287	15,519	2,997	14,205

Business Loans:
Commercial and Industrial Loans	28	28	—	28	—	49
Farm Production and Other Farm Loans	—	—	—	—	—	—

Total Business Loans	28	28	—	28	—	49

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	36	36	—	36	—	78

Total Consumer Loans	36	36	—	36	—	78

Total Loans	$15,583	$3,296	$12,287	$15,583	$2,997	$14,332

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2016	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,288

Total	3	$4,871	$3,288

December 31, 2015	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,858

Total	3	$4,871	$3,858

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2016	3	$3,858
Additional loans with concessions
Reductions due to:
Principal paydowns		(570)

Total at December 31, 2016	3	$3,288

The allocated allowance for loan losses attributable to restructured loans was $174,274 at December 31, 2016 and 2015.

The Company had no remaining availability under commitments to lend additional funds on these troubled debt restructurings at December 31, 2016.

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Company. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Company. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (“OLEM”) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2016.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2016 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$23,038	$186	$569	$—	$—	$23,793
Farmland	16,448	776	951	—	—	18,175
1-4 Family Mortgages	86,043	1,754	10,015	—	—	97,812
Commercial Real Estate	161,323	11,072	8,485	—	—	180,880

Total Real Estate Loans	286,852	13,788	20,020	—	—	320,660

Business Loans:
Commercial and Industrial Loans	51,985	1,427	349	—	—	53,761
Farm Production and Other Farm Loans	727	28	10	—	—	765

Total Business Loans	52,712	1,455	359	—	—	54,526

Consumer Loans:
Credit Cards	1,153	—	3	—	—	1,156
Other Consumer Loans	18,027	149	132	2	—	18,310

Total Consumer Loans	19,180	149	135	2	—	19,466

Total Loans	$358,744	$15,392	$20,514	$2	$—	$394,652

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2015 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$31,889	$202	$1,042	$—	$—	$33,133
Farmland	21,084	989	1,220	—	—	23,293
1-4 Family Mortgages	88,425	4,874	10,747	—	—	104,046
Commercial Real Estate	155,898	12,286	12,507	—	—	180,691

Total Real Estate Loans	297,296	18,351	25,516	—	—	341,163

Business Loans:
Commercial and Industrial Loans	60,918	377	130	—	—	61,425
Farm Production and Other Farm Loans	1,055	—	—	—	—	1,055

Total Business Loans	61,973	377	130	—	—	62,480

Consumer Loans:
Credit Cards	1,052	—	9	—	—	1,061
Other Consumer Loans	24,666	111	777	7	3	25,564

Total Consumer Loans	25,718	111	786	7	3	26,625

Total Loans	$384,987	$18,839	$26,432	$7	$3	$430,268

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous five years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2016	2015	2014
Real Estate:
Land Development and Construction	$(17,677)	$(8,700)	$241,853
Farmland	(934)	(5,156)	52,731
1-4 Family Mortgages	154,387	149,014	22,205
Commercial Real Estate	2,387,956	415,413	42,582

Total Real Estate Loans	2,523,732	550,571	359,371

Business Loans:
Commercial and Industrial Loans	(8,230)	1,585	2,038,953
Farm Production and other Farm Loans	—	—	—

Total Business Loans	(8,230)	1,585	2,038,953

Consumer Loans:
Credit Cards	9,285	15,493	11,482
Other Consumer Loans	(18,936)	57,661	49,022

Total Consumer Loans	(9,651)	73,154	60,504

Total Net Chargeoffs	$2,505,851	$625,310	$2,458,828

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2016, 2015 and 2014:

	Real	Business
2016	Estate	Loans	Consumer	Total

Beginning Balance	$5,238,895	$643,248	$591,560	$6,473,703

Provision for possible loan losses	401,971	(393,924)	(73,103)	(65,056)

Chargeoffs	2,567,499	8,035	65,311	2,640,845

Recoveries	43,767	16,265	74,962	134,994

Net chargeoffs	2,523,732	(8,230)	(9,651)	2,505,851

Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

Period end allowance allocated to:
Loans individually evaluated for impairment	$749,090	$37,803	$—	$786,893

Loans collectively evaluated for impairment	2,368,044	219,751	528,108	3,115,903

Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

	Real	Business
2015	Estate	Loans	Consumer	Total

Beginning Balance	$5,202,151	$873,815	$466,360	$6,542,326

Provision for possible loan losses	587,315	(228,982)	198,354	556,687

Chargeoffs	625,556	32,258	164,091	821,905

Recoveries	74,985	30,673	90,937	196,595

Net chargeoffs	550,571	1,585	73,154	625,310

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

Period end allowance allocated to:
Loans individually evaluated for impairment	$2,996,708	$—	$—	$2,996,708

Loans collectively evaluated for impairment	2,242,187	643,248	591,560	3,476,995

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

2014	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Provision for possible loan losses	855,511	145,359	(77,473)	923,397

Chargeoffs	560,298	2,050,939	121,093	2,732,330

Recoveries	200,927	11,986	60,589	273,502

Net chargeoffs	359,371	2,038,953	60,504	2,458,828

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,984,671	$40,083	$—	$2,024,754

Loans collectively evaluated for impairment	3,217,480	833,732	466,360	4,517,572

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

The Company’s recorded investment in loans as of December 31, 2016 and 2015 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2016	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for specific impairment	$6,938	$126	$—	$7,064

Loans collectively evaluated for general impairment	313,722	54,400	19,466	387,588

	$320,660	$54,526	$19,466	$394,652

2015	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for specific impairment	$15,519	$28	$36	$15,583

Loans collectively evaluated for general impairment	325,644	62,452	26,589	414,685

	$341,163	$62,480	$26,625	$430,268